Average Annual Total Returns - Retail - Vanguard Utilities Index Fund	Admiral Shares 1 Year	Admiral Shares 5 Years	Admiral Shares 10 Years	Admiral Shares Return After Taxes on Distributions 1 Year	Admiral Shares Return After Taxes on Distributions 5 Years	Admiral Shares Return After Taxes on Distributions 10 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 10 Years	MSCI US IMI/Utilities 25/50 (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US IMI/Utilities 25/50 (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US IMI/Utilities 25/50 (reflects no deduction for fees, expenses, or taxes) 10 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Spliced US IMI/Utilities 25/50 (reflects no deduction for fees, expenses, or taxes) 1 Year	Spliced US IMI/Utilities 25/50 (reflects no deduction for fees, expenses, or taxes) 5 Years	Spliced US IMI/Utilities 25/50 (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	24.95%	10.42%	12.00%	24.08%	9.58%	11.20%	15.33%	8.10%	9.81%	25.03%	10.50%	12.13%	25.03%	10.50%		31.09%	11.27%	13.48%	25.03%	10.50%	12.13%